AMIDEX35 MUTUAL FUND
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428


                         SUPPLEMENT DATED APRIL 4, 2002
                     TO PROSPECTUS DATED SEPTEMBER 28, 2001


On April 4, 2002, the Board of Directors of Amidex Funds, Inc. ("Company") accepted the resignation of TransNations Investments, LLC ("TNI") as Investment Advisor to the Amidex35 Mutual Fund Series ("Fund") of the Company. The Board also accepted TNI's resignation under the Services Agreement whereby TNI undertook to pay substantially all of the operating expenses of the Fund.

The Board appointed Equity Income Advisors, Inc. ("EIA"), to be interim Investment Advisor of the Fund, under the same terms and conditions as the contract with TNI, until a Meeting of Shareholders can be held to elect EIA as permanent Investment Advisor to the Fund. The Board also approved EIA to replace TNI under the Services Agreement with the same terms and conditions as the Services Agreement between the Fund and TNI.

EIA is a registered investment advisor and a subsidiary company of InCap Group, Inc. EIA is a sister company of InCap Service Company, the Fund's administrator, transfer agent, and pricing and accounting agent. EIA has employed the Fund's key personnel, including the Portfolio Manager, to insure there is minimal change in the day-to-day operations of the Fund.

The Board intends to hold a Special Meeting of Shareholders prior to August 30, 2002, to approve a new Investment Advisory Agreement between the Fund and EIA, and other matters which may come before the Board.

               AMIDEX CANCER INNOVATIONS & HEALTHCARE MUTUAL FUND
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428


                         SUPPLEMENT DATED APRIL 4, 2002
                       TO PROSPECTUS DATED AUGUST 1, 2001


On April 4, 2002, the Board of Directors of Amidex Funds, Inc. ("Company") accepted the resignation of TransNations Investments, LLC ("TNI") as Investment Advisor to the AMIDEX Cancer Innovations & Healthcare Mutual Fund Series ("Fund") of the Company. The Board also accepted TNI's resignation under the Services Agreement whereby TNI undertook to pay substantially all of the operating expenses of the Fund.

The Board appointed Equity Income Advisors, Inc. ("EIA"), to be interim Investment Advisor of the Fund, under the same terms and conditions as the contract with TNI, until a Meeting of Shareholders can be held to elect EIA as permanent Investment Advisor to the Fund. The Board also approved EIA to replace TNI under the Services Agreement with the same terms and conditions as the Services Agreement between the Fund and TNI.

EIA is a registered investment advisor and a subsidiary company of InCap Group, Inc. EIA is a sister company of InCap Service Company, the Fund's administrator, transfer agent, and pricing and accounting agent. EIA has employed the Fund's key personnel, including the Portfolio Manager, to insure there is minimal change in the day-to-day operations of the Fund.

The Board intends to hold a Special Meeting of Shareholders prior to August 30, 2002, to approve a new Investment Advisory Agreement between the Fund and EIA, and other matters which may come before the Board.

                        THE AMIDEX ISRAEL TECHNOLOGY FUND
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428


                         SUPPLEMENT DATED APRIL 4, 2002
                     TO PROSPECTUS DATED SEPTEMBER 28, 2001


On April 4, 2002, the Board of Directors of Amidex Funds, Inc. ("Company") accepted the resignation of TransNations Investments, LLC ("TNI") as Investment Advisor to The AMIDEX Israel Technology Fund Series ("Fund") of the Company. The Board also accepted TNI's resignation under the Services Agreement whereby TNI undertook to pay substantially all of the operating expenses of the Fund.

The Board appointed Equity Income Advisors, Inc. ("EIA"), to be interim Investment Advisor of the Fund, under the same terms and conditions as the contract with TNI, until a Meeting of Shareholders can be held to elect EIA as permanent Investment Advisor to the Fund. The Board also approved EIA to replace TNI under the Services Agreement with the same terms and conditions as the Services Agreement between the Fund and TNI.

EIA is a registered investment advisor and a subsidiary company of InCap Group, Inc. EIA is a sister company of InCap Service Company, the Fund's administrator, transfer agent, and pricing and accounting agent. EIA has employed the Fund's key personnel, including the Portfolio Manager, to insure there is minimal change in the day-to-day operations of the Fund.

The Board intends to hold a Special Meeting of Shareholders prior to August 30, 2002, to approve a new Investment Advisory Agreement between the Fund and EIA, and other matters which may come before the Board.